Organization and Business Description - Schedule of Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents of the VIEs (Details) - Variable Interest Entity [Member] - USD ($)
	6 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jul. 31, 2025
Schedule of Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents of the VIEs [Line Items]
Total current assets	$ 731,275		$ 963,273
Total assets	4,946,730		5,930,103
Total current liabilities	1,297,542		1,308,319
Total liabilities	4,800,549		$ 5,984,922
Net revenue	3,597,156	$ 2,707,994
Net income	181,499	61,432
Net cash provided by (used in) operating activities	20,762	408,945
Net cash used in investing activities	(55,640)	94,489
Net cash provided by financing activities